Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 763,984	$ 185,821	$ 207,028
Other receivables, allowance for doubtful accounts	$ 145,279	$ 145,244	$ 145,186
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value
Preferred stock, shares issued
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value
Common stock, shares issued	10,611,032	10,281,032	8,456,032
Common stock, shares outstanding	10,435,535	10,105,535	8,280,535
Treasury stock, shares	175,497	175,497	175,497